Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	March 31,
	2025	2024
Flat-Roll raw material	$85,865	$85,483
Flat-Roll finished goods	15,737	17,030
Tubular raw material	7,055	4,185
Tubular finished goods	5,032	9,106
	$113,689	$115,804

Property, Plant and Equipment [Table Text Block]
Buildings (in years)	15 to 40
Machinery and equipment (in years)	10 to 30
Land improvements (in years)	5 to 15
Furniture (in years)	5 to 10
Equipment - Technology (in years)	2 to 5
Buildings - Small Remodel/Furnace/HVAC (in years)	10 to 15